BORROWINGS (Long-Term Borrowings) (Details)			12 Months Ended								12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 China Construction Bank [Member] Facility One [Member] USD ($)	Dec. 31, 2012 China Construction Bank [Member] Facility One [Member] CNY	Dec. 31, 2012 China Construction Bank [Member] Facility Two [Member] USD ($)	Dec. 31, 2012 China Construction Bank [Member] Facility Two [Member] CNY	Dec. 31, 2012 Huaxia Bank [Member] USD ($)	Dec. 31, 2011 Huaxia Bank [Member] USD ($)	Dec. 31, 2011 Huaxia Bank [Member] CNY	Dec. 31, 2012 Huaxia Bank [Member] CNY	Dec. 31, 2012 Huaxia Bank [Member] Facility One [Member] USD ($)	Dec. 31, 2012 Huaxia Bank [Member] Facility One [Member] CNY	Dec. 31, 2012 Huaxia Bank [Member] Facility Two [Member] USD ($)	Dec. 31, 2012 Huaxia Bank [Member] Facility Two [Member] CNY	Dec. 31, 2012 Bank of China [Member] USD ($)	Dec. 31, 2012 Bank of China [Member] CNY	Dec. 31, 2012 Chongqing Rural Commercial Bank [Member] USD ($)	Dec. 31, 2012 Chongqing Rural Commercial Bank [Member] CNY
Debt Instrument [Line Items]
Initiation date of credit facility			Oct. 08, 2007	Oct. 08, 2007	Jan. 21, 2009	Jan. 21, 2009	Sep. 28, 2011								Sep. 30, 2011	Sep. 30, 2011	Oct. 26, 2011	Oct. 26, 2011
Term of facility			7 years	7 years	6 years	6 years	4 years								6 years	6 years	4 years	4 years
Maximum borrowing amount of credit facility			$ 63,400,000	400,000,000	$ 63,400,000	400,000,000	$ 63,400,000			400,000,000	$ 20,600,000	130,000,000	$ 39,600,000	250,000,000	$ 155,400,000	980,000,000	$ 38,900,000	245,500,000
Interest rate spread over rate issued by People's Bank of China															5.00%	5.00%	10.00%	10.00%
Amount drawn down			63,400,000	400,000,000	63,400,000	400,000,000		60,200,000	380,000,000		20,600,000		39,600,000		120,000,000	750,000,000	38,900,000	245,500,000
Amount repaid			41,700,000	260,000,000	45,300,000	282,000,000	6,500,000										9,100,000	60,000,000
Fixed interest rate											6.65%		6.90%
Amount of collateral							8,400,000			52,000,000
Amount available for future draw down								$ 3,200,000	20,000,000						$ 36,000,000	230,000,000
Weighted average interest rate	6.90%	6.93%